Exposure to Reinsurance Receivables and Recoverable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Effects of Reinsurance [Line Items]
Reinsurance receivables	$ 50	$ 60
Reinsurance recoverable	3,596	3,091
Reinsurance payables	(34)	(60)
Net reinsurance exposure	$ 3,612	$ 3,091